Schedule of provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Provisions [abstract]
Employee entitlements		$ 502	$ 635	$ 1,802
Fiscal		1,174
Litigation				485
Warranty		102	116	209
Remediation			353	306
Total current provisions	$ 1,848	1,778	1,104	2,802
Employee entitlements		76	57	165
Total non-current provisions	$ 64	76	57	165
Total provisions		$ 1,854	$ 1,161	$ 2,967